Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

Year Ended December 31	2019	2018
Income (loss) before income taxes - consolidated	$812.7	$(716.9)
Statutory income tax rate (%)	26.5	27.0
Expected taxes at statutory rates	$215.4	$(193.6)
Add (deduct) the tax effect of:
Permanent differences	$10.9	$(1.0)
Statutory and other rate differences	(51.6)	(19.6)
Rate adjustment for change in tax rates	(10.7)	1.3
Deferred income tax recovery on regulated assets	(24.8)	(7.3)
Tax differences on divestitures and transactions	(158.2)	(32.3)
Non-controlling interests	3.5	4.7
Change in valuation allowance	(11.1)	(22.3)
Other	(1.0)	6.9
	$(27.6)	$(263.2)
Income tax provision
Current
Canada	$26.7	$23.7
United States	36.6	0.7
	$63.3	$24.4
Deferred
Canada	$11.6	$(166.1)
United States	(102.5)	(121.5)
	$(90.9)	$(287.6)
Effective income tax rate (%)	(3.4)	36.7

Schedule of Deferred Income Tax Liabilities
Net deferred income tax liabilities were composed of the following:

As at	December 31, 2019	December 31, 2018
PP&E and intangible assets	$1,450.6	$1,764.6
Regulatory assets	(204.1)	(166.3)
Tax pools, deferred financing, and compensation	(138.2)	(453.6)
Other	(161.2)	(209.9)
Valuation allowance	12.0	23.1
	$959.1	$957.9

Schedule of Uncertain Tax Positions
Management determined that the following provision was required for uncertainty on income taxes during the year:

Year Ended December 31	2019	2018
Balance, beginning of year	$2.2	$5.9
Net changes during the year	(0.2)	(3.7)
Balance, end of year	$2.0	$2.2